LEASE	12 Months Ended
Dec. 31, 2015
LEASE
LEASE

13. LEASE

        In September 2015, YCSM leased certain machinery and equipment from a third party (the "purchaser-lessor"). Pursuant to the terms of the contract, YCSM is required to pay to the purchaser-lessor quarterly lease payments over three years and is entitled to obtain the ownership of these machinery and equipment at a nominal price upon the expiration of the lease. The lease was classified as capital lease. As of December 31, 2015, the carrying amount of the machinery and equipment related to this capital lease contract was $28,332, the payable related to this contract was $27,332, of which $9,496 was included in other payables and $17,836 was included in other non-current liabilities on the consolidated balance sheet.

        As of December 31, 2015, future minimum lease payments required under non-cancelable capital lease agreements were as follows:

Year Ending December 31:	$
2016	10,126
2017	10,110
2018	8,986

Total minimum lease payments	29,222
Less: Amount representing interest	2,782

Present value of net minimum lease payments	26,440
Current portion	8,712

Non-current portion	17,728